Performance Management - EMERGING MARKETS GROWTH FUND INC	Jun. 30, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/us/emgfinfo.

Performance Past Does Not Indicate Future [Text]	Past results (before and after taxes) are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results.
Bar Chart Does Not Reflect Sales Loads [Text]	Results do not include a sales charge; if a sales charge were included, results would be lower.
Bar Chart [Heading]	Calendar year total returns for Class M shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 24.17% (quarter ended June 30, 2020)

Lowest -23.76% (quarter ended March 31, 2020)

The fund's total return for the six months ended June 30, 2024, was 1.81%.

Year to Date Return, Label [Optional Text]	The Fund's total return for the six months ended
Bar Chart, Year to Date Return	1.81%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns applicable to U.S. taxable investors are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
M − Before taxes	5/30/1986	8.06%	4.01%	2.35%	11.45%
− After taxes on distributions		8.12	2.94	1.47	N/A
− After taxes on distributions and sale of fund shares		5.48	3.41	1.87	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
F-3	9/1/2017	8.23%	3.97%	N/A	1.95%
R-6	9/1/2017	8.16	3.91	N/A	1.91

Index	1 year	5 years	10 years	Lifetime (from Class M inception)
MSCI Emerging Markets Investable Market Index (IMI) (linked index) (reflects no deductions for expenses or U.S. federal income taxes)	11.67%	4.45%	3.00%	9.07%

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class M shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class M shares; after-tax returns for other share classes will vary. After-tax returns applicable to U.S. taxable investors are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com/us/emgfinfo